Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Retirement Benefits [Abstract]
Severance pay liability	$ 295,214	$ 301,561
Deposit with insurance companies	217,253	204,658
Severance expenses	$ 25,028	$ 39,772	$ 37,207